Form N-1A Supplement	May 04, 2026
LS Opportunity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Important Notice Regarding Revised Investment Objective

The Board of Trustees of Valued Advisers Trust approved various changes to the investment objective of the LS Opportunity Fund (the “Fund”). Effective July 3, 2026 the Fund’s Investment Objective will be as follows:

Investment Objective

LS Opportunity Fund (the “Fund”) seeks to generate long-term capital appreciation over a full market cycle by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with generally less net exposure than that of the stock market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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This Supplement, the Prospectus and the Statement of Additional Information provide the information a prospective investor should know about the Fund and should be retained for future reference. You may obtain the Prospectus or SAI without charge by calling the Fund at (877) 336-6763.